NUVEEN LARGE CAP VALUE FUND

SUPPLEMENT DATED DECEMBER 9, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2013

Class B shares of Nuveen Large Cap Value Fund (the “Fund”) will be converted to Class A shares of the Fund at the close of business on December 16, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.